OPERATING LEASES - Summary of maturity of operating leases liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Future lease payments under operating leases
2023 remaining	$ 615
2024	1,134
2025	1,134
2026	850
Total	3,733
Less: imputed interest	(193)
Total operating lease liabilities	$ 3,540	$ 4,204